Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Acquisitions and Divestitures	Acquisitions and Divestitures
Acquisitions:
3M makes acquisitions of certain businesses from time to time that are aligned with its strategic intent with respect to, among other factors, growth markets and adjacent product lines or technologies. Goodwill resulting from business combinations is largely attributable to the existing workforce of the acquired businesses and synergies expected to arise after 3M’s acquisition of these businesses.
2021 acquisitions:
There were no acquisitions that closed during the year ended December 31, 2021.
2020 acquisitions:
There were no acquisitions that closed during the year ended December 31, 2020.
2019 acquisitions:
In February 2019, 3M completed the acquisition of the technology business of M*Modal for $0.7 billion of cash, net of cash acquired, and assumption of $0.3 billion of M*Modal’s debt. Based in Pittsburgh, Pennsylvania, M*Modal is a leading healthcare technology provider of cloud-based, conversational artificial intelligence-powered systems that help physicians efficiently capture and improve the patient narrative. The allocation of purchase consideration related to M*Modal was completed in the fourth quarter of 2019. Net sales and operating loss (inclusive of transaction and integration costs) of this business included in 3M’s consolidated results of operations in 2019 were approximately $300 million and $25 million, respectively. M*Modal is reported within the Company’s Health Care business.
In October 2019, the Company completed the acquisition of all of the ownership interests of Acelity Inc. and its KCI subsidiaries. Acelity is a leading global medical technology company focused on advanced wound care and specialty surgical applications marketed under the KCI brand. In the first quarter of 2020, the Company paid certain considerations previously accrued under the terms of related agreements. Adjustments in 2020 to the purchase price allocation were approximately $34 million and related to identification and valuation of certain acquired assets and liabilities. The change to provisional amounts did not result in material impacts to results of operations in 2020 or any portion related to earlier quarters in the measurement period. The allocation of purchase consideration related to Acelity was completed in the third quarter of 2020. Net sales and operating loss (inclusive of transaction and integration costs) of this business included in 3M’s consolidated results of operations in the fourth quarter of 2019 were approximately $350 million and $45 million, respectively. Acelity is reported within the Company’s Health Care business.
Proforma information related to these acquisitions has not been included as the impact on the Company’s consolidated results of operations was not considered material. The following table shows the impact on the consolidated balance sheet of the purchase price allocations related to the 2019 acquisitions and assigned finite-lived asset weighted average lives.

	2019 Acquisition Activity
(Millions) Asset (Liability)	M*Modal	Acelity	Total	Finite-Lived Intangible-Asset Weighted-Average Lives (Years)
Accounts receivable	$75	$295	$370
Inventory	—	186	186
Other current assets	2	65	67
Property, plant, and equipment	8	147	155
Purchased finite-lived intangible assets:
Customer related intangible assets	275	1,760	2,035	18
Other technology-based intangible assets	160	1,390	1,550	10
Definite-lived tradenames	11	485	496	16
Purchased goodwill	517	2,952	3,469
Other assets	58	73	131
Accounts payable and other liabilities	(127)	(438)	(565)
Interest bearing debt	(251)	(2,322)	(2,573)
Deferred tax asset/(liability) and accrued income taxes	(24)	(288)	(312)

Net assets acquired	$704	$4,305	$5,009

Supplemental information:
Cash paid	$708	$4,486	$5,194
Less: Cash acquired	4	206	210
Cash paid, net of cash acquired	$704	$4,280	$4,984
Consideration payable	—	25	25
Cash paid and consideration payable, net of cash acquired	$704	$4,305	$5,009
Purchased identifiable finite-lived intangible assets related to acquisitions which closed in 2019 totaled $4.081 billion. The associated finite-lived intangible assets acquired will be amortized on a systematic and rational basis (generally straight line) over a weighted-average life of 14 years (lives ranging from 6 to 19 years).
Divestitures:
3M may divest certain businesses from time to time based upon review of the Company’s portfolio considering, among other items, factors relative to the extent of strategic and technological alignment and optimization of capital deployment, in addition to considering if selling the businesses results in the greatest value creation for the Company and for shareholders. As discussed in Note 19 (Business Segments), gains/losses on sale of businesses are reflected in Corporate and Unallocated.
2021 divestitures and announced divestitures:
There were no divestitures that closed during the year ended December 31, 2021.
In December 2021, 3M entered into a binding offer to sell its floor products business in Western Europe, part of the Consumer business. This business has annual sales of less than $30 million. The transaction is expected to close in the first quarter of 2022, subject to customary closing conditions and regulatory requirements. 3M expects an immaterial pre-tax gain as a result of this divestiture.
In December 2021, 3M entered into agreements with NEOGEN Corporation pursuant to which 3M will separate its Food Safety Division business (part of the Health Care business) and combine it with NEOGEN in a transaction that is intended to be tax-efficient to 3M and its shareholders for U.S. federal income tax purposes. Under the terms of the agreements, which involve a tax-free Reverse Morris Trust, the Food Safety business will be spun-off or split-off to 3M shareholders and simultaneously merged with NEOGEN. Existing NEOGEN shareholders will continue to own approximately 49.9% of the combined company and 3M shareholders will receive approximately 50.1% of the combined company. In connection with the transaction, the Food Safety business will incur new debt and fund to 3M consideration valued at approximately $1 billion, subject to closing and other adjustments. The transaction is expected to close by the end of the third quarter of 2022, subject to approval by NEOGEN shareholders, receipt of required regulatory approvals and the satisfaction of other customary closing conditions. Net sales information relative to the Food Safety Division is included in Note 2. Due to factors such as the potential nature of the transaction and underlying approvals, the Food Safety business is not considered held for sale as of December 31, 2021.
2020 divestitures:
In January 2020, 3M completed the sale of its advanced ballistic-protection business, formerly part of the Transportation and Electronics business, to Avon Rubber p.l.c for $86 million in cash and recognized certain contingent consideration from the outcome of pending tenders. Further contingent consideration of less than $25 million may be recognized depending on outcomes in the future. The business, with annual sales of approximately $85 million, consists of ballistic helmets, body armor, flat armor and related helmet-attachment products serving government and law enforcement. 3M reflected immaterial impacts in the third quarter of 2019 as a result of measuring this disposal group at the lower of its carrying amount or fair value less cost to sell and in the first quarter 2020 related to completion of the divestiture and recognition of contingent consideration.
In May 2020, 3M completed the sale of substantially all of its drug delivery business, formerly part of the Health Care business, to an affiliate of Altaris Capital Partners, LLC for $617 million in consideration including $487 million of cash, approximately $70 million in the form of an interest-bearing security, and approximately $60 million in the form of a 17 percent noncontrolling interest in the new company, Kindeva Drug Delivery (Kindeva). Non-cash consideration was valued at time of initial recognition on an income-based approach using relevant estimated future cash flows and applicable market interest rates while considering impacts of restrictions related to transferability. The divested business had annual sales of approximately $380 million. 3M retained its transdermal drug delivery components business. 3M reflected a pre-tax gain of $387 million as a result of the divestiture. The Company reflects its ownership interest in Kindeva using the equity method of accounting incorporating the recording of 3M’s share of earnings/losses on a lag-basis based on availability of Kindeva financial statements. As a result, income/loss from this unconsolidated subsidiary began to be reflected in 3M’s financial statements in the third quarter of 2020. Kindeva and 3M entered into certain limited-term agreements related to post-divestiture transition and supply services.
In the third quarter of 2020, 3M completed the sale of a small dermatology products business, formerly part of the Health Care business, for immaterial proceeds that approximated the business’s book value.
2019 divestitures:
During the first quarter of 2019, the Company sold certain oral care technology comprising a business and reflected an earnout on a previous divestiture resulting in an aggregate immaterial gain.
In August 2019, 3M closed on the sale of its gas and flame detection business, a leader in fixed and portable gas and flame detection, to Teledyne Technologies Incorporated. 3M’s gas and flame business was part of the overall October 2017 acquisition of underlying legal entities and associated assets of Scott Safety. This business has annual sales of approximately $120 million. The transaction resulted in a pre-tax gain of $112 million.
Operating income and held for sale amounts
The aggregate operating income of these businesses, including the announced divestitures, was approximately $120 million, $160 million and $160 million in 2021, 2020 and 2019, respectively. The amounts of major assets and liabilities associated with disposal groups classified as held-for-sale as of December 31, 2021 were not material.